NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Net loss:
Net loss attributable to stockholders	$ (254,520)	$ (142,631)	$ (183,059)
Number of shares:
Basic weighted average common shares (in shares)	37,457	24,502	21,265
Diluted weighted average common shares (in shares)	37,457	24,502	21,265
Basic net loss per share (USD per share)	$ (6.79)	$ (5.82)	$ (8.61)
Diluted net loss per share (USD per share)	$ (6.79)	$ (5.82)	$ (8.61)